4. Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting
Segment Reporting

4.          Segment reporting

(i)	Information about reportable segment

The Group is active in the discovery, pre-clinical and clinical development of antibodies based on its core technology. The activities are either conducted as own project development or for third party companies. Management of resources and reporting to the chief operating decision maker is based on the Group as a whole.

(ii)	Geographic information

The geographic information below analyses the Group’s revenue and non-current assets by country. In presenting the following information, segment revenue has been based on the geographic location of the customers and segment assets were based on the geographic location of the assets.

Discovery activities and research services are conducted in both the Heidelberg and Plzen premises. Pre-clinical and clinical activities are conducted and coordinated from Heidelberg.

	2018	2017	2016
Revenue:
Germany	31	80	6
Europe	1,175	1,236	1,397
USA	22,529	694	4,911
	23,735	2,010	6,314

Non-current assets as of December 31:
Germany	1,224	957	618
Czech Republic	246	221	259
USA	3,825	—	—
	5,295	1,178	877

(iii)	Other revenue information

	2018	2017	2016
Major service lines:
Collaboration revenue	22,018	390	3,866
Service revenue	1,717	1,620	2,448
	23,735	2,010	6,314

Revenue:
Point in time	21,863	233	1,191
Over time	1,872	1,777	5,123
	23,735	2,010	6,314

(iv)	Major Customers

For the years ended December 31, 2016 and 2017, the Group’s revenue with three and four customers, respectively, exceeded 10% of total revenues. In 2018, the Group’s revenue with Genentech Inc. exceeded 10% of total revenues.